Equity Investments - Condensed financial information of equity method investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating data:
Revenues	$ 26,334	¥ 171,335	¥ 103,038	¥ 67,752
Gross profit	15,589	101,424	63,135	36,245
Net (loss)/ income	394	2,562	(22,888)	(69,290)
PNM's share of net (loss)/income, including impairment, of equity method investees	1,045	¥ 6,796	(1,776)	¥ (41,861)
Balance sheet data:
Current assets	24,791		58,883		¥ 161,295
Non-current assets	3,545		17,479		23,066
Current liabilities	$ 31,461		¥ 103,590		¥ 204,697